Expense Example {- Fidelity Disruptive Communications Fund} - 05.31 Fidelity Disruptive Funds-Retail Class, Loyalty Class 1, Loyalty Class 2, Class F Combo Pro-04 - Fidelity Disruptive Communications Fund
Jul. 30, 2021 USD ($)
Fidelity Disruptive Communications Fund
Expense Example:
1 year	$ 102
3 years	318
5 years	552
10 years	1,225
Loyalty Class 1
Expense Example:
1 year	77
3 years	240
5 years	417
10 years	930
Loyalty Class 2
Expense Example:
1 year	51
3 years	160
5 years	280
10 years	628
Class F
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none